Receivables, Net - Gross Finance Receivables Contractual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Finance Receivables Contractual Maturities [Line Items]
Finance Receivables Contractual Maturity, Current	$ 2,832
Finance Receivables Contractual Maturity, in Two Years	2,073
Finance Receivables Contractual Maturities, in Three Years	1,469
Finance Receivables Contractual Maturities, in Four Years	859
Finance Receivables Contractual Maturities, in Five Years	315
Finance Receivables contractual Maturities, Thereafter	35
Finance Receivables Contactual Maturities	$ 7,583